Mineral Property (Details Narrative)	Jun. 23, 2014
Accounting Policies [Abstract]
El Tunel Del Tiempo One and El Tunel Del Tiempo Two Concession Percentage	40.00%
Agujeros Negros MAAG Concession Percentage	60.00%